Financial Instruments - Disclosure Details of Allocation of Real Estate Fund (Detail) - Vinci Monalis FIM Credito Privado IE [Member] - Brazil [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	R$ 1,057,547	R$ 1,233,828
Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	220,617	137,519
Vinci Credit Securities FII [Member] | Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	75,720	61,902
Vinci Imóveis Urbanos FII [Member] | Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	53,346	52,537
Vinci Offices FII [Member] | Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	43,163	0
Other Real Estate Funds [Member] | Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	R$ 48,388	R$ 23,080